CREDIT FROM BANKING INSTITUTIONS (Schedule of Amount to be Paid) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
First year - current maturities	$ 18,110
Second year	18,110
Third year	18,110
Fourth year	13,583
Total	$ 67,913